Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
25	Subsequent Events

On March 9, 2015, the Company declared a cash dividend of $0.4 per ordinary shares. The cash dividends are payable to shareholders of record as of March 19, 2015.

In March 2015, the Company, through its Hong Kong subsidiary, entered into a three-year term loan in the aggregate principal amount of $48,000 to finance its fiscal year 2014 dividend payment. The loan bears an interest at 1.2% over LIBOR per annum and its arrangement fee amounted to $288.